Fair Value Measurements Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Goodwill	$ 20,786		$ 20,603	$ 20,603
Long-term capital lease obligations	(1,295)		(1,526)
Purchase Price Allocation of HIE
Net working capital	462,258	[1]
Goodwill	13,796	[2]
Intangible assets	4,596	[3]
Long-term capital lease obligations	(11,980)	[4]
Other non-current liabilities	(7,561)	[5]
Total	560,579
Purchase Price Allocation of HIE | Property, Plant and Equipment, Other Types [Member]
Property, plant and equipment	59,670	[6]
Purchase Price Allocation of HIE | Land [Member]
Property, plant and equipment	$ 39,800	[7]

[1]	Current assets acquired and liabilities assumed were recorded at their net realizable value.
[2]	The excess of the purchase price paid over the fair value of the identifiable assets acquired and liabilities assumed is allocated to goodwill.
[3]	The fair value of the trade names and trademarks was estimated using a form of the income approach, the Relief from Royalty Method. Significant inputs used in this model include estimated revenue attributable to the trade names and trademarks and a royalty rate. An increase in the estimated revenue or royalty rate would result in an increase in the value attributable to the trade names and trademarks. We consider this to be a Level 3 fair value measurement.
[4]	The fair value of the liability for contingent consideration was estimated using Monte Carlo simulation. Significant inputs used in the model include estimated future gross margin, annual gross margin volatility and a present value factor. An increase in estimated future gross margin, volatility or the present value factor would result in an increase in the liability. We consider this to be a Level 3 fair value measurement.
[5]	Other non-current assets and liabilities are recorded at their estimated net present value.
[6]	The fair value of the property, plant, and equipment was estimated using the cost approach. Under the cost approach, the total replacement cost of the property is determined based on industry sources with adjustments for regional factors. The total cost is then adjusted for depreciation based on the physical age of the assets and external obsolescence. We consider this to be a Level 3 fair value measurement.
[7]	The fair value of the land was estimated using the sales comparison approach. Under this approach, the sales prices of similar properties are adjusted to account for differences in land characteristics. We consider this to be a Level 3 fair value measurement.